Putnam International Equity Fund
The fund's portfolio
9/30/21 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value
Canada (1.5%)
Cenovus Energy, Inc.	489,200	$4,932,168
Thomson Reuters Corp.	76,400	8,447,671

		13,379,839
China (1.0%)
Alibaba Group Holding, Ltd.(NON)	479,100	8,911,266

		8,911,266
Denmark (1.1%)
Orsted AS	75,753	9,994,892

		9,994,892
France (10.0%)
AXA SA	581,615	16,180,522
BNP Paribas SA	268,375	17,190,872
CIE Generale Des Etablissements Michelin SCA	82,524	12,665,020
Compagnie De Saint-Gobain	210,438	14,173,434
Schneider Electric SA	82,313	13,685,373
Thales SA	145,704	14,070,999

		87,966,220
Germany (8.8%)
Auto1 Group SE 144A(NON)	124,351	4,546,300
Brenntag AG	177,748	16,580,766
Deutsche Boerse AG	73,638	11,987,265
Deutsche Post AG	278,387	17,545,759
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $20) (Private)(F)(RES)(NON)	30	—
Merck KGaA	79,863	17,366,921
Zalando SE(NON)	106,977	9,830,506

		77,857,517
Greece (1.1%)
OPAP SA	628,111	9,688,871

		9,688,871
Hong Kong (1.0%)
AIA Group, Ltd.	779,800	8,978,727

		8,978,727
India (3.9%)
Reliance Industries, Ltd. 144A	273,907	18,514,903
Tata Consultancy Services, Ltd.	310,250	15,710,146

		34,225,049
Ireland (5.7%)
Bank of Ireland Group PLC(NON)	2,397,028	14,128,479
CRH PLC	285,553	13,319,904
Flutter Entertainment PLC(NON)	68,785	13,503,300
ICON PLC(NON)	35,300	9,249,306

		50,200,989
Italy (2.7%)
Moncler SpA	111,964	6,847,805
Nexi SpA(NON)	720,600	13,444,054
Recordati SpA	57,962	3,371,516

		23,663,375
Japan (18.2%)
Asahi Group Holdings, Ltd.	276,500	13,394,200
Hoya Corp.	124,400	19,455,900
KDDI Corp.	442,400	14,620,218
MinebeaMitsumi, Inc.	583,400	14,896,687
Mitsubishi UFJ Financial Group, Inc.	3,056,100	17,842,863
Oracle Corp.	73,000	6,423,006
Renesas Electronics Corp.(NON)	1,418,600	17,503,766
Sony Group Corp.	215,200	23,964,980
Yamaha Motor Co., Ltd.	598,200	16,656,741
ZOZO, Inc.	430,600	16,123,580

		160,881,941
Netherlands (2.1%)
Adyen NV(NON)	2,672	7,429,658
Akzo Nobel NV	98,425	10,717,579

		18,147,237
Portugal (1.8%)
Energias de Portugal (EDP) SA	3,009,089	15,784,760

		15,784,760
Russia (1.2%)
Sberbank of Russia PJSC ADR	572,908	10,644,764

		10,644,764
South Korea (5.5%)
Hana Financial Group, Inc.	412,520	15,922,779
LG Chem, Ltd.	7,129	4,656,649
Samsung Electronics Co., Ltd. (Preference)	233,014	13,638,902
SK Telecom Co., Ltd.	53,239	14,517,440

		48,735,770
Spain (2.5%)
Amadeus IT Holding SA Class A(NON)	132,701	8,717,462
CaixaBank SA	4,230,022	13,116,740

		21,834,202
Switzerland (7.3%)
ABB, Ltd.	424,284	14,142,294
Coca-Cola HBC AG	307,529	9,884,532
Lonza Group AG	23,277	17,438,917
Roche Holding AG	31,752	11,586,423
SIG Combibloc Group AG	439,597	11,659,061

		64,711,227
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	479,000	9,877,480

		9,877,480
United Arab Emirates (1.2%)
Network International Holdings PLC(NON)	2,168,223	10,607,319

		10,607,319
United Kingdom (17.1%)
Abcam PLC(NON)	451,918	8,987,095
Allfunds Group PLC(NON)	537,690	10,340,097
AstraZeneca PLC	180,177	21,690,536
CNH Industrial NV	579,670	9,815,108
Coca-Cola Europacific Partners PLC	210,400	11,633,016
Diageo PLC	437,616	21,085,675
Kingfisher PLC	1,456,276	6,588,561
Liberty Global PLC Class C(NON)	612,100	18,032,466
Oxford Nanopore Technologies PLC(NON)	224,917	1,856,504
Prudential PLC	621,300	12,061,088
Royal Dutch Shell PLC Class B	790,918	17,522,251
SSE PLC	563,698	11,836,828

		151,449,225
United States (3.9%)
Ginkgo Bioworks Holdings, Inc.(NON)(S)	432,900	5,017,311
Linde PLC	47,578	14,146,385
Otis Worldwide Corp.	185,800	15,287,622

		34,451,318

Total common stocks (cost $743,343,735)		$871,991,988

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.375%, 11/15/48(i)	$239,000	$307,612
3.375%, 5/15/44(i)	7,000	8,790
U.S. Treasury Inflation Index Notes 0.25%, 7/15/29(i)	128,033	152,158
U.S. Treasury Notes
1.875%, 6/30/26(i)	145,000	151,980
1.75%, 11/15/29(i)	118,000	122,079
1.625%, 5/15/26(i)	27,000	28,019

Total U.S. treasury obligations (cost $770,638)		$770,638

SHORT-TERM INVESTMENTS (1.7%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 0.09%(AFF)	Shares	4,865,000	$4,865,000
Putnam Short Term Investment Fund Class P 0.08%(AFF)	Shares	4,234,990	4,234,990
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	1,868,000	1,868,000
U.S. Treasury Bills 0.037%, 10/7/21(SEGSF)		$200,000	199,999
U.S. Treasury Bills 0.041%, 10/19/21(SEGSF)		700,000	699,975
U.S. Treasury Bills 0.035%, 4/21/22		700,000	699,804
U.S. Treasury Bills 0.042%, 10/14/21(SEGSF)		2,300,000	2,299,977
U.S. Treasury Bills 0.021%, 10/5/21		300,000	299,999

Total short-term investments (cost $15,167,802)			$15,167,744
TOTAL INVESTMENTS

Total investments (cost $759,282,175)			$887,930,370

	FORWARD CURRENCY CONTRACTS at 9/30/21 (aggregate face value $662,830,977) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/20/21	$15,364,383	$15,794,478	$(430,095)
		British Pound	Sell	12/15/21	5,992,903	6,089,715	96,812
		Canadian Dollar	Sell	10/20/21	1,200,107	1,213,467	13,360
		Chinese Yuan (Offshore)	Sell	11/17/21	9,339,260	9,248,821	(90,439)
		Euro	Buy	12/15/21	2,485,090	2,550,516	(65,426)
		Japanese Yen	Buy	11/17/21	47,901,323	48,287,199	(385,876)
		Norwegian Krone	Buy	12/15/21	5,495,959	5,539,842	(43,883)
		Swedish Krona	Buy	12/15/21	2,888,649	2,945,640	(56,991)
		Swiss Franc	Buy	12/15/21	4,663,381	4,752,982	(89,601)
	Barclays Bank PLC
		British Pound	Sell	12/15/21	2,076,286	2,131,840	55,554
		Canadian Dollar	Sell	10/20/21	3,332,129	3,369,377	37,248
		Euro	Sell	12/15/21	7,005,164	7,177,436	172,272
		Hong Kong Dollar	Buy	11/17/21	3,195,564	3,196,843	(1,279)
		Japanese Yen	Sell	11/17/21	446,877	454,201	7,324
		Swedish Krona	Buy	12/15/21	61,175	62,300	(1,125)
		Swedish Krona	Sell	12/15/21	61,175	61,663	488
	Citibank, N.A.
		Australian Dollar	Buy	10/20/21	3,808,742	3,938,797	(130,055)
		British Pound	Sell	12/15/21	6,353,909	6,525,658	171,749
		Canadian Dollar	Buy	10/20/21	6,239,275	6,309,867	(70,592)
		Chinese Yuan (Offshore)	Sell	11/17/21	5,866,887	5,809,591	(57,296)
		Danish Krone	Buy	12/15/21	10,961,770	11,220,418	(258,648)
		Euro	Buy	12/15/21	6,177,110	6,325,787	(148,677)
		Hong Kong Dollar	Buy	11/17/21	3,330,898	3,332,079	(1,181)
		Japanese Yen	Buy	11/17/21	5,725,083	5,771,812	(46,729)
		New Zealand Dollar	Buy	10/20/21	39,554	39,812	(258)
		New Zealand Dollar	Sell	10/20/21	39,554	40,311	757
		Swedish Krona	Buy	12/15/21	88,836	90,470	(1,634)
		Swedish Krona	Sell	12/15/21	88,836	89,543	707
		Swiss Franc	Buy	12/15/21	79,334	80,851	(1,517)
		Swiss Franc	Sell	12/15/21	79,334	79,415	81
	Credit Suisse International
		British Pound	Buy	12/15/21	2,170,613	2,228,473	(57,860)
	Goldman Sachs International
		Australian Dollar	Sell	10/20/21	1,677,567	1,757,048	79,481
		British Pound	Buy	12/15/21	11,150,064	11,448,137	(298,073)
		Chinese Yuan (Offshore)	Buy	11/17/21	182,446	195,141	(12,695)
		Euro	Buy	12/15/21	2,655,155	2,716,406	(61,251)
		Japanese Yen	Sell	11/17/21	5,572,712	5,620,996	48,284
		South Korean Won	Sell	11/17/21	3,295,735	3,405,987	110,252
		Swedish Krona	Buy	12/15/21	1,816,363	1,849,767	(33,404)
		Swiss Franc	Buy	12/15/21	2,298,850	2,342,953	(44,103)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/20/21	7,412,442	7,670,683	(258,241)
		British Pound	Buy	12/15/21	30,937,036	31,762,083	(825,047)
		Chinese Yuan (Offshore)	Buy	11/17/21	701,821	695,040	6,781
		Euro	Buy	12/15/21	1,013,780	1,050,569	(36,789)
		Hong Kong Dollar	Buy	11/17/21	2,055,219	2,055,961	(742)
		Japanese Yen	Sell	11/17/21	4,193,034	4,227,948	34,914
		Swedish Krona	Buy	12/15/21	4,561,676	4,647,157	(85,481)
		Swiss Franc	Sell	12/15/21	8,746,593	8,914,758	168,165
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/20/21	108,232	111,887	(3,655)
		Australian Dollar	Sell	10/20/21	108,232	108,897	665
		British Pound	Buy	12/15/21	2,195,678	2,258,313	(62,635)
		Canadian Dollar	Sell	10/20/21	3,042,386	3,076,284	33,898
		Euro	Buy	12/15/21	21,550,051	22,047,505	(497,454)
		Hong Kong Dollar	Buy	11/17/21	89,777	89,832	(55)
		Hong Kong Dollar	Sell	11/17/21	89,777	89,809	32
		Japanese Yen	Sell	11/17/21	7,909,536	7,974,596	65,060
		New Zealand Dollar	Buy	10/20/21	1,692,388	1,703,821	(11,433)
		Norwegian Krone	Buy	12/15/21	126,650	127,614	(964)
		Norwegian Krone	Sell	12/15/21	126,650	127,473	823
		Singapore Dollar	Buy	11/17/21	8,356,306	8,394,800	(38,494)
		South Korean Won	Sell	11/17/21	41,477,523	42,945,053	1,467,530
		Swedish Krona	Buy	12/15/21	9,561,292	9,738,724	(177,432)
		Swiss Franc	Buy	12/15/21	95,351	95,451	(100)
		Swiss Franc	Sell	12/15/21	95,351	97,166	1,815
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/20/21	177,640	183,664	(6,024)
		Australian Dollar	Sell	10/20/21	177,640	178,732	1,092
		British Pound	Buy	12/15/21	6,517,230	6,687,695	(170,465)
		Canadian Dollar	Sell	10/20/21	6,088,640	6,156,556	67,916
		Euro	Sell	12/15/21	13,908,823	14,200,170	291,347
		Japanese Yen	Sell	11/17/21	7,043,204	7,098,456	55,252
		New Zealand Dollar	Buy	10/20/21	1,318,664	1,327,114	(8,450)
		Swedish Krona	Buy	12/15/21	88,596	90,237	(1,641)
		Swedish Krona	Sell	12/15/21	88,596	89,302	706
		Swiss Franc	Buy	12/15/21	8,925,685	9,097,166	(171,481)
	NatWest Markets PLC
		British Pound	Sell	12/15/21	5,843,866	5,995,661	151,795
		Canadian Dollar	Sell	10/20/21	6,497,360	6,569,414	72,054
		Euro	Sell	12/15/21	10,552,177	10,811,022	258,845
		Hong Kong Dollar	Sell	11/17/21	2,279,071	2,279,872	801
		Japanese Yen	Buy	11/17/21	2,705,871	2,728,165	(22,294)
		Swedish Krona	Buy	12/15/21	7,388,578	7,525,624	(137,046)
		Swiss Franc	Buy	12/15/21	5,899,180	6,012,205	(113,025)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/20/21	6,824,357	7,039,622	(215,265)
		British Pound	Sell	12/15/21	16,540,215	16,982,008	441,793
		Canadian Dollar	Buy	10/20/21	4,979,246	5,034,665	(55,419)
		Chinese Yuan (Offshore)	Buy	11/17/21	5,742,658	5,687,058	55,600
		Euro	Sell	12/15/21	16,764,437	17,190,472	426,035
		Hong Kong Dollar	Buy	11/17/21	71,072	71,094	(22)
		Hong Kong Dollar	Sell	11/17/21	71,072	71,113	41
		Israeli Shekel	Buy	10/20/21	5,081,000	5,013,939	67,061
		Japanese Yen	Buy	11/17/21	21,971,677	22,156,731	(185,054)
		New Zealand Dollar	Buy	10/20/21	45,076	45,357	(281)
		New Zealand Dollar	Sell	10/20/21	45,076	45,939	863
		Swedish Krona	Buy	12/15/21	165,213	168,254	(3,041)
		Swedish Krona	Sell	12/15/21	165,213	166,529	1,316
	Toronto-Dominion Bank
		British Pound	Buy	12/15/21	2,682,947	2,754,668	(71,721)
		Canadian Dollar	Sell	10/20/21	8,351,719	8,445,219	93,500
		Euro	Sell	12/15/21	3,449,451	3,535,513	86,062
	UBS AG
		Australian Dollar	Buy	10/20/21	87,482	88,774	(1,292)
		Australian Dollar	Sell	10/20/21	87,482	88,019	537
		British Pound	Sell	12/15/21	16,906,206	17,359,788	453,582
		Canadian Dollar	Buy	10/20/21	9,596,589	9,703,554	(106,965)
		Chinese Yuan (Offshore)	Buy	11/17/21	122,559	121,380	1,179
		Chinese Yuan (Offshore)	Sell	11/17/21	122,559	121,989	(570)
		Euro	Sell	12/15/21	24,005,095	24,582,836	577,741
		Hong Kong Dollar	Buy	11/17/21	10,441,273	10,439,746	1,527
		Japanese Yen	Sell	11/17/21	1,536,233	1,578,206	41,973
		Norwegian Krone	Buy	12/15/21	41,489	41,829	(340)
		Norwegian Krone	Sell	12/15/21	41,489	41,759	270
		Swedish Krona	Buy	12/15/21	4,877,803	4,974,979	(97,176)
		Swiss Franc	Buy	12/15/21	5,623,555	5,664,584	(41,029)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/20/21	9,507,972	9,833,726	(325,754)
		British Pound	Sell	12/15/21	19,522,315	20,052,687	530,372
		Canadian Dollar	Sell	10/20/21	5,260,147	5,319,122	58,975
		Euro	Buy	12/15/21	15,114,594	15,472,486	(357,892)
		Japanese Yen	Sell	11/17/21	1,785,271	1,799,214	13,943

	Unrealized appreciation						6,326,230

	Unrealized (depreciation)						(6,479,457)

	Total						$(153,227)
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
PJSC	Public Joint Stock Company
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2021 through September 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "the SEC" represent the Securities and Exchange Commission, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $883,694,873.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $—, or less than 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/21
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,689,600	$6,817,315	$4,641,915	$778	$4,865,000
	Putnam Short Term Investment Fund**	—	78,190,482	73,955,492	1,634	4,234,990

	Total Short-term investments	$2,689,600	$85,007,797	$78,597,407	$2,412	$9,099,990
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $4,865,000 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,515,464.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,075,000.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,017,299 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	16.8%
	Industrials	15.7
	Consumer discretionary	14.6
	Health care	13.1
	Information technology	11.7
	The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	Banks	10.1%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,941,597 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,075,000 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$13,379,839	$—	$—
China	—	8,911,266	—
Denmark	—	9,994,892	—
France	—	87,966,220	—
Germany	—	77,857,517	—
Greece	—	9,688,871	—
Hong Kong	—	8,978,727	—
India	—	34,225,049	—
Ireland	9,249,306	40,951,683	—
Italy	—	23,663,375	—
Japan	—	160,881,941	—
Netherlands	—	18,147,237	—
Portugal	—	15,784,760	—
Russia	—	10,644,764	—
South Korea	—	48,735,770	—
Spain	—	21,834,202	—
Switzerland	—	64,711,227	—
Taiwan	—	9,877,480	—
United Arab Emirates	—	10,607,319	—
United Kingdom	31,521,986	119,927,239	—
United States	20,304,933	14,146,385	—

Total common stocks	74,456,064	797,535,924	—
U.S. treasury obligations	—	770,638	—
Short-term investments	1,868,000	13,299,744	—

Totals by level	$76,324,064	$811,606,306	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(153,227)	$—

Totals by level	$—	$(153,227)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$744,300,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com